PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Banks – 3.8%
134,835	Bank of N.T. Butterfield & Son Ltd. (The)	$4,787,991
307,946	Huntington Bancshares, Inc.	4,760,845
90,980	PacWest Bancorp	4,123,214

		13,672,050

	Building Products – 1.0%
26,090	Allegion PLC	3,448,576

	Capital Markets – 6.1%
59,135	Ares Management Corp., Class A	4,365,937
279,585	Brightsphere Investment Group, Inc.	7,305,556
23,005	Nasdaq, Inc.	4,440,425
63,188	Raymond James Financial, Inc.	5,830,943

		21,942,861

	Chemicals – 3.9%
178,925	Axalta Coating Systems Ltd.(a)	5,222,821
72,680	FMC Corp.	6,654,581
24,170	LyondellBasell Industries NV, Class A	2,268,354

		14,145,756

	Communications Equipment – 4.6%
72,095	Motorola Solutions, Inc.	16,749,110

	Construction & Engineering – 2.0%
229,710	WillScot Mobile Mini Holdings Corp.(a)	7,286,401

	Consumer Finance – 2.2%
160,225	Synchrony Financial	7,831,798

	Containers & Packaging – 3.4%
17,765	Avery Dennison Corp.	3,681,086
87,635	Crown Holdings, Inc.	8,831,855

		12,512,941

	Diversified Consumer Services – 1.5%
61,715	Grand Canyon Education, Inc.(a)	5,428,451

	Electric Utilities – 3.6%
112,710	Alliant Energy Corp.	6,309,506
106,585	Evergy, Inc.	6,629,587

		12,939,093

	Electrical Equipment – 3.7%
50,725	AMETEK, Inc.	6,290,407
19,740	Hubbell, Inc.	3,566,426
112,940	nVent Electric PLC	3,651,350

		13,508,183

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – 1.9%
9,435	CDW Corp.	$1,717,359
31,585	Keysight Technologies, Inc.(a)	5,189,099

		6,906,458

	Food & Staples Retailing – 2.7%
207,660	Performance Food Group Co.(a)	9,647,884

	Health Care Equipment & Supplies – 2.2%
8,380	Cooper Cos., Inc. (The)	3,463,538
59,425	Hologic, Inc.(a)	4,386,159

		7,849,697

	Health Care Providers & Services – 1.8%
791,805	Aveanna Healthcare Holdings, Inc.(a)	6,350,276

	Hotels, Restaurants & Leisure – 2.3%
257,145	Aramark	8,449,785

	Independent Power & Renewable Electricity Producers – 1.7%
351,210	Vistra Corp.	6,005,691

	Insurance – 5.8%
20,430	Allstate Corp. (The)	2,600,943
33,240	Arthur J. Gallagher & Co.	4,941,126
109,870	Athene Holding Ltd., Class A(a)	7,566,747
54,700	Reinsurance Group of America, Inc.	6,085,922

		21,194,738

	IT Services – 6.2%
107,720	Alliance Data Systems Corp.	10,867,871
14,400	Global Payments, Inc.	2,269,152
67,745	MAXIMUS, Inc.	5,636,384
226,660	SolarWinds Corp.	3,792,022

		22,565,429

	Life Sciences Tools & Services – 7.0%
16,785	Agilent Technologies, Inc.	2,644,141
193,075	Avantor, Inc.(a)	7,896,768
18,757	IQVIA Holdings, Inc.(a)	4,493,052
399,830	Sotera Health Co.(a)	10,455,554

		25,489,515

	Machinery – 2.5%
40,045	Crane Co.	3,796,666
66,110	Otis Worldwide Corp.	5,439,531

		9,236,197

	Media – 2.6%
62,650	Nexstar Media Group, Inc., Class A	9,520,294

	Metals & Mining – 1.0%
186,245	Constellium SE(a)	3,497,681

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 3.6%
77,415	Ameren Corp.	$6,270,615
112,685	CMS Energy Corp.	6,730,675

		13,001,290

	Oil, Gas & Consumable Fuels – 4.1%
55,885	Diamondback Energy, Inc.	5,290,633
58,115	Pioneer Natural Resources Co.	9,676,729

		14,967,362

	Pharmaceuticals – 4.5%
508,720	Elanco Animal Health, Inc.(a)	16,223,081

	Professional Services – 1.8%
25,275	CACI International, Inc., Class A(a)	6,624,577

	REITs - Diversified – 1.0%
335,615	New Residential Investment Corp.	3,691,765

	Semiconductors & Semiconductor Equipment – 1.8%
17,440	Analog Devices, Inc.	2,920,851
12,575	CMC Materials, Inc.	1,549,617
17,125	Entegris, Inc.	2,156,038

		6,626,506

	Software – 3.1%
285,517	N-Able, Inc.(a)	3,543,266
112,685	SS&C Technologies Holdings, Inc.	7,820,339

		11,363,605

	Specialty Retail – 2.3%
404,490	Leslie’s, Inc.(a)	8,308,225

	Textiles, Apparel & Luxury Goods – 2.9%
251,065	Skechers U.S.A., Inc., Class A(a)	10,574,858

	Total Common Stocks (Identified Cost $314,507,022)	357,560,134

Principal Amount	Description	Value (†)

Short-Term Investments – 2.0%
$ 7,197,122	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $7,197,122 on 10/01/2021 collateralized by $6,557,400 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $7,341,092 including accrued interest(b) (Identified Cost $7,197,122)	$7,197,122

	Total Investments – 100.6% (Identified Cost $321,704,144)	364,757,256
	Other assets less liabilities – (0.6)%	(2,149,423)

	Net Assets – 100.0%	$362,607,833

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$357,560,134	$—	$—	$357,560,134
Short-Term Investments	—	7,197,122	—	7,197,122

Total	$357,560,134	$7,197,122	$—	$364,757,256

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Life Sciences Tools & Services	7.0%
IT Services	6.2
Capital Markets	6.1
Insurance	5.8
Communications Equipment	4.6
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	4.1
Chemicals	3.9
Banks	3.8
Electrical Equipment	3.7
Multi-Utilities	3.6
Electric Utilities	3.6
Containers & Packaging	3.4
Software	3.1
Textiles, Apparel & Luxury Goods	2.9
Food & Staples Retailing	2.7
Media	2.6
Machinery	2.5
Hotels, Restaurants & Leisure	2.3
Specialty Retail	2.3
Health Care Equipment & Supplies	2.2
Consumer Finance	2.2
Construction & Engineering	2.0
Other Investments, less than 2% each	13.5
Short-Term Investments	2.0

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%